Property, Plant and Equipment (Notes)	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
Property, plant and equipment, net consists of the following:

		June 30,
	Estimated useful lives	2014	2013
Land improvements	10 years	$2,382	$2,188
Building and building improvements	10 - 30 years	162,775	133,822
Machinery and production equipment	4 - 10 years	229,927	189,061
Machinery and production equipment under capital lease	4 - 10 years	13,513	—
Computer software and equipment	3 - 5 years	112,815	91,766
Furniture, fixtures and office equipment	5 - 7 years	21,780	19,832
Leasehold improvements	Shorter of lease term or expected life of the asset	28,327	15,624
Construction in progress		41,510	34,331
		613,029	486,624
Less accumulated depreciation, inclusive of assets under capital lease		(293,145)	(232,893)
		319,884	253,731
Land		32,337	26,291
Property, plant, and equipment, net		$352,221	$280,022

Depreciation expense, inclusive of assets under capital leases, totaled $54,060, $50,602 and $46,572 for the years ended June 30, 2014, 2013 and 2012, respectively.